Commitments and Contingencies - Minimum Lease Payment Obligations Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
Total	$ 20,325
2014	2,389
2015	2,546
2016	2,583
2017	2,718
2018	2,783
Thereafter	$ 7,306